Distribution of Depreciation and Amortization by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 42,823	$ 38,682	$ 33,873
Central Laboratory
Segment Reporting Information [Line Items]
Depreciation and amortization	4,142	3,721	4,888
Clinical Research
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 38,681	$ 34,961	$ 28,985